35. Insurance coverage (Details) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Property and equipment and inventories [member]
Disclosure of types of insurance contracts [line items]
Covered risks	Operating risks
Amount insured	R$ 16,438
Business interruption [member]
Disclosure of types of insurance contracts [line items]
Covered risks	Loss of profits
Amount insured	R$ 13,110
Cars and others [member]
Disclosure of types of insurance contracts [line items]
Covered risks	Damages	[1]
Amount insured	R$ 337	[1]

[1]	The value reported above does not include coverage of the hulls, which are insured by the value of 100% of the Foundation Institute of Economic Research - FIPE table.